Financial Instruments (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	$ 449,253	$ 522,870	$ 572,851	$ 301,225
Long-term notes receivable	294,000
Liabilities:
Short-term borrowings	760,957	670,671
Short-term borrowings from related parties	161,363	9,683
Trust Preferred Securities, current	0	625,549
Noncontrolling interests subject to put provisions	306,723	279,709
Notional amount of foreign currency cash flow hedge derivatives	1,027,536	1,026,937
Notional amount of foreign currency derivative instruments not designated as hedging instruments	2,139,410	1,607,312
Notional amount of interest rate derivatives	1,525,000	3,175,000
Amount estimated to be transferred in the future from accumulated OCI into earnings	3,617
Reclassification from accumulated OCI into earnings, time estimate	12 months
Amount of additional interest expense expected to be reclassified into earnings	40,587
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	53
Maximum remaining maturity of interest rate cash flow hedges	14
Euro Notes [Member] | Carrying Reported Amount Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	1,929,959	824,446
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	449,253	522,870
Accounts receivable	3,061,906	2,687,234
Long-term notes receivable	234,215	0
Liabilities:
Accounts Payable	626,635	542,524
Short-term borrowings	760,957	670,671
Short-term borrowings from related parties	161,363	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	498,173	528,082
Senior Credit Agreement	3,474,088	2,953,890
Senior Long Term Notes	289,060	267,240
Trust Preferred Securities, current	0	625,549
Noncontrolling interests subject to put provisions	306,723	279,709
Senior Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	297,205	276,756
Euro Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	1,957,191	880,366
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	449,253	522,870
Accounts receivable	3,061,906	2,687,234
Long-term notes receivable	239,701	0
Liabilities:
Accounts Payable	626,635	542,524
Short-term borrowings	760,957	670,671
Short-term borrowings from related parties	161,363	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	498,173	528,082
Senior Credit Agreement	3,467,077	2,937,504
Trust Preferred Securities, current	0	643,828
Noncontrolling interests subject to put provisions	306,723	279,709
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	289,060	267,240
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 1,929,959	$ 824,446